SCHEDULE OF ASSETS MEASURED AT FAIR VALUE ON A RECURRING BASIS BY LEVEL WITHIN FAIR VALUE HIERARCHY (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in trust account	$ 120,600,737	$ 116,728,213
Public Warrants	603,750	4,052,888
Private placement warrants	39,463	190,151
Sponsor working capital loan	150,000
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in trust account	120,600,737	116,728,213
Public Warrants		4,052,888
Private placement warrants
Sponsor working capital loan
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in trust account
Public Warrants	603,750
Private placement warrants	39,463
Sponsor working capital loan
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in trust account
Public Warrants
Private placement warrants		$ 190,151
Sponsor working capital loan	$ 150,000